Putnam Income Strategies Portfolio
The fund's portfolio
5/31/20 (Unaudited)

COMMON STOCKS (24.8%)(a)
	Shares	Value
Basic materials (0.3%)
Ashland Global Holdings, Inc.	15	$1,007
Axalta Coating Systems, Ltd.(NON)	102	2,357
Celanese Corp.	15	1,349
CF Industries Holdings, Inc.	108	3,172
DuPont de Nemours, Inc.	53	2,689
Eastman Chemical Co.	46	3,132
NewMarket Corp.	2	872
PPG Industries, Inc.	16	1,627
Reliance Steel & Aluminum Co.	18	1,746
Sherwin-Williams Co. (The)	1	594

		18,545
Capital goods (2.0%)
Allison Transmission Holdings, Inc.	64	2,414
AptarGroup, Inc.	27	3,008
Avery Dennison Corp.	40	4,427
Ball Corp.	27	1,924
Berry Global Group, Inc.(NON)	63	2,829
Caterpillar, Inc.	12	1,442
Crown Holdings, Inc.(NON)	34	2,225
Cummins, Inc.	56	9,498
Curtiss-Wright Corp.	6	602
Dover Corp.	34	3,307
HEICO Corp.	23	2,317
Honeywell International, Inc.	103	15,023
Johnson Controls International PLC	182	5,717
Lockheed Martin Corp.	47	18,257
Northrop Grumman Corp.	45	15,084
Otis Worldwide Corp.(NON)	286	15,058
Republic Services, Inc.	40	3,418
Teledyne Technologies, Inc.(NON)	7	2,619
Trane Technologies PLC	76	6,856
Waste Management, Inc.	106	11,316

		127,341
Communication services (1.3%)
AT&T, Inc.	324	9,999
Comcast Corp. Class A	371	14,692
Crown Castle International Corp.(R)	63	10,846
Equinix, Inc.(R)	11	7,674
Verizon Communications, Inc.	603	34,600

		77,811
Conglomerates (0.2%)
AMETEK, Inc.	49	4,494
Danaher Corp.	47	7,831

		12,325
Consumer cyclicals (2.3%)
Amazon.com, Inc.(NON)	31	75,713
Avalara, Inc.(NON)	25	2,677
Booking Holdings, Inc.(NON)	7	11,476
Booz Allen Hamilton Holding Corp.	44	3,509
Clorox Co. (The)	49	10,106
CoStar Group, Inc.(NON)	2	1,314
Discovery, Inc. Class A(NON)	79	1,718
Expedia Group, Inc.	7	556
Extended Stay America, Inc. (Units)	90	1,035
Hilton Worldwide Holdings, Inc.	82	6,503
Liberty Media Corp.-Liberty SiriusXM Class A(NON)	21	767
MGM Resorts International	175	3,007
Moody's Corp.	2	535
Nielsen Holdings PLC	107	1,486
PulteGroup, Inc.	146	4,960
Target Corp.	68	8,318
Tempur Sealy International, Inc.(NON)	20	1,305
Verisk Analytics, Inc.	21	3,626
Walmart, Inc.	18	2,233

		140,844
Consumer staples (1.8%)
Coca-Cola Co. (The)	501	23,387
Costco Wholesale Corp.	2	617
Hershey Co. (The)	46	6,241
Mondelez International, Inc. Class A	156	8,131
Monster Beverage Corp.(NON)	29	2,085
PepsiCo, Inc.	147	19,338
Procter & Gamble Co. (The)	280	32,458
Starbucks Corp.	184	14,350
Sysco Corp.	73	4,027
US Foods Holding Corp.(NON)	63	1,206

		111,840
Energy (0.6%)
Chevron Corp.	299	27,418
Phillips 66	107	8,374

		35,792
Financials (3.3%)
AGNC Investment Corp.(R)	970	12,552
Allstate Corp. (The)	59	5,771
Ally Financial, Inc.	142	2,476
American Campus Communities, Inc.(R)	21	678
American Financial Group, Inc.	12	723
Ameriprise Financial, Inc.	49	6,863
Annaly Capital Management, Inc.(R)	1,875	11,550
Apartment Investment and Management Co. Class A(R)	35	1,290
AvalonBay Communities, Inc.(R)	18	2,808
Axis Capital Holdings, Ltd.	58	2,177
Boston Properties, Inc.(R)	21	1,806
Brixmor Property Group, Inc.(R)	78	870
Camden Property Trust(R)	20	1,831
Capital One Financial Corp.	95	6,464
CBRE Group, Inc. Class A(NON)	68	2,991
Citigroup, Inc.	451	21,607
Discover Financial Services	88	4,181
Duke Realty Corp.(R)	87	3,000
Equity Lifestyle Properties, Inc.(R)	22	1,371
Equity Residential(R)	45	2,725
Essex Property Trust, Inc.(R)	16	3,884
Federal Realty Investment Trust(R)	12	959
Fidelity National Financial, Inc.	75	2,393
Fifth Third Bancorp	180	3,490
Gaming and Leisure Properties, Inc.(R)	37	1,278
Goldman Sachs Group, Inc. (The)	30	5,895
Invitation Homes, Inc.(R)	122	3,209
Jones Lang LaSalle, Inc.	5	512
JPMorgan Chase & Co.	364	35,421
Lincoln National Corp.	73	2,769
LPL Financial Holdings, Inc.	17	1,214
MetLife, Inc.	405	14,584
MGIC Investment Corp.	141	1,158
Morgan Stanley	214	9,459
New Residential Investment Corp.(R)	138	989
Outfront Media, Inc.(R)	63	885
Popular, Inc. (Puerto Rico)	25	987
Reinsurance Group of America, Inc.	11	998
SEI Investments Co.	18	976
Starwood Property Trust, Inc.(R)	526	6,975
STORE Capital Corp.(R)	71	1,373
Sun Communities, Inc.(R)	13	1,783
Synchrony Financial	227	4,624
Two Harbors Investment Corp.(R)	175	791
VEREIT, Inc.(R)	402	2,203
Vornado Realty Trust(R)	47	1,702
W.R. Berkley Corp.	25	1,449
Weingarten Realty Investors(R)	49	876

		206,570
Health care (3.2%)
Abbott Laboratories	155	14,713
AbbVie, Inc.	80	7,414
Alkermes PLC(NON)	89	1,456
Alnylam Pharmaceuticals, Inc.(NON)	13	1,759
Amgen, Inc.	78	17,917
Biogen, Inc.(NON)	32	9,827
Bristol-Myers Squibb Co.	138	8,241
Cardinal Health, Inc.	18	984
Chemed Corp.	2	957
Dentsply Sirona, Inc.	55	2,559
Edwards Lifesciences Corp.(NON)	47	10,562
Eli Lilly and Co.	82	12,542
Gilead Sciences, Inc.	18	1,401
Hill-Rom Holdings, Inc.	20	2,033
Hologic, Inc.(NON)	73	3,869
Johnson & Johnson	152	22,610
McKesson Corp.	63	9,996
Medtronic PLC	215	21,195
Merck & Co., Inc.	215	17,355
Neurocrine Biosciences, Inc.(NON)	7	873
Pfizer, Inc.	214	8,173
Regeneron Pharmaceuticals, Inc.(NON)	12	7,354
Sage Therapeutics, Inc.(NON)	25	893
Thermo Fisher Scientific, Inc.	11	3,841
West Pharmaceutical Services, Inc.	16	3,457
Zimmer Biomet Holdings, Inc.	46	5,812
Zoetis, Inc.	7	976

		198,769
Technology (8.7%)
Activision Blizzard, Inc.	210	15,116
Adobe, Inc.(NON)	90	34,794
Alphabet, Inc. Class A(NON)	41	58,774
Amdocs, Ltd.	17	1,058
Apple, Inc.	265	84,254
Aspen Technology, Inc.(NON)	18	1,902
Atlassian Corp PLC Class A (Australia)(NON)	35	6,486
Autodesk, Inc.(NON)	47	9,888
Cadence Design Systems, Inc.(NON)	83	7,577
Cisco Systems, Inc.	737	35,243
DocuSign, Inc.(NON)	119	16,629
Dropbox, Inc. Class A(NON)	276	6,229
eBay, Inc.	503	22,907
Facebook, Inc. Class A(NON)	36	8,103
Fair Isaac Corp.(NON)	6	2,416
Fortinet, Inc.(NON)	63	8,770
Garmin, Ltd.	31	2,795
Intuit, Inc.	84	24,387
KLA Corp.	36	6,335
Lam Research Corp.	18	4,926
Leidos Holdings, Inc.	49	5,159
Microsoft Corp.	302	55,342
Oracle Corp.	350	18,820
Qualcomm, Inc.	354	28,632
Roku, Inc.(NON)	12	1,314
ServiceNow, Inc.(NON)	59	22,888
Synopsys, Inc.(NON)	37	6,694
Take-Two Interactive Software, Inc.(NON)	165	22,468
Veeva Systems, Inc. Class A(NON)	59	12,913
Xilinx, Inc.	143	13,149

		545,968
Transportation (0.1%)
Copa Holdings SA Class A (Panama)	13	570
Delta Air Lines, Inc.	236	5,950
United Airlines Holdings, Inc.(NON)	92	2,580

		9,100
Utilities and power (1.0%)
AES Corp. (The)	257	3,210
American Electric Power Co., Inc.	145	12,361
CenterPoint Energy, Inc.	179	3,183
Consolidated Edison, Inc.	10	751
Entergy Corp.	42	4,276
Evergy, Inc.	87	5,367
Exelon Corp.	257	9,846
IDACORP, Inc.	10	932
Kinder Morgan, Inc.	468	7,394
Pinnacle West Capital Corp.	40	3,116
Public Service Enterprise Group, Inc.	106	5,410
Southern Co. (The)	20	1,141
Vistra Energy Corp.	212	4,324

		61,311

Total common stocks (cost $1,603,017)		$1,546,216

INVESTMENT COMPANIES (0.7%)(a)
	Shares	Value
SPDR S&P 500 ETF Trust	128	$38,953
SPDR S&P MidCap 400 ETF Trust	16	5,144

Total investment companies (cost $43,075)		$44,097

SHORT-TERM INVESTMENTS (74.4%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund 0.71%(AFF)	Shares	4,303,072	$4,303,072
U.S. Treasury Bills 1.530%, 6/18/20(SEG)		$31,000	30,998
U.S. Treasury Bills 0.310%, 7/23/20(SEG)		258,000	257,951
U.S. Treasury Bills 0.056%, 7/9/20(SEG)		19,000	18,997
U.S. Treasury Bills with an effective yield of zero %, 8/13/20(SEG)		38,000	37,990

Total short-term investments (cost $4,648,936)			$4,649,008
TOTAL INVESTMENTS

Total investments (cost $6,295,028)			$6,239,321

FUTURES CONTRACTS OUTSTANDING at 5/31/20 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
MSCI EAFE Index (Long)	2	$172,509	$172,560	Jun-20	$36,610
Russell 2000 Index E-Mini (Long)	1	69,702	69,640	Jun-20	9,933
S&P 500 Index E-Mini (Short)	2	304,431	304,200	Jun-20	(50,536)

Unrealized appreciation					46,543

Unrealized (depreciation)					(50,536)

Total					$(3,993)

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 5/31/20 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Citibank, N.A.
$182,333	$183,534	$—	7/5/22	(1 month USD-LIBOR-BBA plus 0.60%) — Monthly	iShares Core U.S. Aggregate — Monthly	$1,094
116,883	117,650	—	7/5/22	(1 month USD-LIBOR-BBA plus 0.60%) — Monthly	iShares Core U.S. Aggregate — Monthly	737
109,867	110,591	—	7/5/22	(1 month USD-LIBOR-BBA plus 0.60%) — Monthly	iShares Core U.S. Aggregate — Monthly	659
61,419	63,876	—	7/5/22	(1 month USD-LIBOR-BBA plus 0.30%) — Monthly	iShares IBOXX High Yield Corporate — Monthly	2,433
38,516	40,056	—	7/5/22	(1 month USD-LIBOR-BBA plus 0.30%) — Monthly	iShares IBOXX High Yield Corporate — Monthly	1,526
38,002	39,067	—	7/5/22	(1 month USD-LIBOR-BBA plus 0.30%) — Monthly	iShares IBOXX High Yield Corporate — Monthly	1,059
2,704,369	2,722,186	—	7/5/22	(1 month USD-LIBOR-BBA plus 0.60%) — Monthly	iShares Core U.S. Aggregate — Monthly	16,225
85,206	85,767	—	7/5/22	(1 month USD-LIBOR-BBA plus 0.60%) — Monthly	iShares Core U.S. Aggregate — Monthly	511
44,064	44,354	—	7/5/22	(1 month USD-LIBOR-BBA plus 0.60%) — Monthly	iShares Core U.S. Aggregate — Monthly	264
698,430	726,367	—	7/5/22	(1 month USD-LIBOR-BBA plus 0.30%) — Monthly	iShares IBOXX High Yield Corporate — Monthly	27,672
17,514	18,215	—	7/5/22	(1 month USD-LIBOR-BBA plus 0.30%) — Monthly	iShares IBOXX High Yield Corporate — Monthly	694
12,680	13,187	—	7/5/22	(1 month USD-LIBOR-BBA plus 0.30%) — Monthly	iShares IBOXX High Yield Corporate — Monthly	504

Upfront premium received		—	Unrealized appreciation			53,378

Upfront premium (paid)		—	Unrealized (depreciation)			—

Total		$—			Total	$53,378

Key to holding's abbreviations
ETF	Exchange Traded Fund
SPDR	S&P Depository Receipts
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 31, 2019 (commencement of operations) through May 31, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $6,245,476.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/19 (commencement of operations)	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 5/31/20
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$—	$—	$—	$13	$—
	Putnam Short Term Investment Fund**	—	6,310,992	2,007,920	18,384	4,303,072

	Total Short-term investments	$—	$6,310,992	$2,007,920	$18,397	$4,303,072
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the fund had no securities out on loan.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $59,992.
(R)	Real Estate Investment Trust.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Futures contracts: The fund used futures contracts to manage exposure to market risk and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$18,545	$—	$—
Capital goods	127,341	—	—
Communication services	77,811	—	—
Conglomerates	12,325	—	—
Consumer cyclicals	140,844	—	—
Consumer staples	111,840	—	—
Energy	35,792	—	—
Financials	206,570	—	—
Health care	198,769	—	—
Technology	545,968	—	—
Transportation	9,100	—	—
Utilities and power	61,311	—	—

Total common stocks	1,546,216	—	—
Investment companies	44,097	—	—
Short-term investments	4,303,072	345,936	—

Totals by level	$5,893,385	$345,936	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(3,993)	$—	$—
Total return swap contracts	—	53,378	—

Totals by level	$(3,993)	$53,378	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	5
OTC total return swap contracts (notional)	$3,900,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com